FINANCIAL LEASE RECEIVABLES - Rollforward of allowance (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance of the period	¥ (763,122)	¥ (256,639)	¥ (189,305)	¥ (7,222)
Provision for credit losses	(1,039,367)	(255,105)	(37,961)	(36,474)
Ending balance of the period	(2,190,575)	(763,122)	(256,639)	(189,305)
Financial Lease Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance of the period	(23,157)	(6,890)	(4,225)	(2,624)
Provision for credit losses	(3,254)	(16,267)	(2,665)	(1,601)
Ending balance of the period	(27,250)	¥ (23,157)	¥ (6,890)	¥ (4,225)
ASU 2016-13 | Financial Lease Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Changes on initial application of ASU 2016-13	¥ (839)